Net Loss per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Company's Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented:

	Three Months Ended March 31,
	2017	2016
Net loss and comprehensive loss	$(4,995,703)	$(4,194,698)
Accretion of preferred stock to redemption value	(943,297)	(1,015,371)

Net loss attributable to common stockholders	$(5,939,000)	$(5,210,069)

Net loss per share attributable to common stockholders, basic and diluted	$(1.06)	$(7.07)

Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	5,605,151	737,016

The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented:

	Year Ended December 31
	2016	2015
Net loss and comprehensive loss	$(16,983,511)	$(17,070,223)
Extinguishment of preferred stock	224,224	—
Accretion of preferred stock to redemption value	(4,152,801)	(348,436)

Net loss attributable to common stockholders	$(20,912,088)	$(17,418,659)

Net loss per share attributable to common stockholders, basic and diluted	$(24.52)	$(31.14)

Weighted average common shares used in computing net loss per share attributable to common stockholders, basic and diluted	852,665	559,419

Schedule of weighted average common stock equivalents excluded from calculation of diluted net loss per share

The following weighted average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	March 31,
	2017	2016
Convertible preferred stock (if converted)	—	14,183,564
Options to purchase common stock	924,706	907,485
Unvested restricted stock	196,419	241,096
Warrants to purchase common stock	317,562	—

The following weighted average common stock equivalents were excluded from the calculation of diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	December 31
	2016	2015
Convertible preferred stock (if converted)	14,015,016	14,183,535
Options to purchase Aerpio common stock	615,045	424,160
Convertible notes (if converted)	2,641,602	—